Other current payables and liabilities - Summary of Other current payables (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other current payables and liabilities [abstract]
Non-trade Payables	$ 27,391,768	$ 25,324,072	$ 4,132,680
Accrued Expense	6,807,023	1,518,801	1,558,085
Total	$ 34,198,791	$ 26,842,873	$ 5,690,765